[GRAPHICS OMITTED]

MUTUAL FUND

SEMI-ANNUAL REPORT

                                                                  April 30, 2001

GLOBAL FIXED INCOME FUND
INTERNATIONAL FIXED INCOME FUND

                               [GRAPHICS OMITTED]

A Member of the
Deutsche Bank Group

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
TABLE OF CONTENTS

              LETTER TO SHAREHOLDERS ....................................     3

              GLOBAL AND INTERNATIONAL FIXED INCOME FUNDS
                 Schedule of Investments ................................     9
                 Statement of Assets and Liabilities ....................    13
                 Statement of Operations ................................    14
                 Statements of Changes in Net Assets ....................    15
                 Financial Highlights ...................................    16
                 Notes to Financial Statements ..........................    18

                             ---------------------

Each Fund is not insured by the FDIC and is not a deposit, obligation of or guaranteed by Deutsche Bank AG. Each Fund is subject to investment risks, including possible loss of principal amount invested.

                             ---------------------

--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

We are pleased to present you with this semi-annual report for the Global Fixed Income Fund and International Fixed Income Fund (the 'Funds').

In the pages that follow, you will find a discussion of the Funds' investment performance by the portfolio management teams. The analyses highlight key factors influencing recent performance of the Funds and are followed by detailed financial statements for the six-month period ended April 30, 2001.

Our continuing goal is to provide you with high-quality investment management services across a broad range of specialized mutual funds. We thank you for investing in our family of mutual funds, and we appreciate your continued support and confidence.


Sincerely,

/s/ Signature

Annette Fraser and Ian Clarke
Lead Portfolio Managers of
GLOBAL FIXED INCOME FUND and
INTERNATIONAL FIXED INCOME FUND

--------------------------------------------------------------------------------

INTERNATIONAL FIXED INCOME FUNDS
o GLOBAL FIXED INCOME FUND
o INTERNATIONAL FIXED INCOME FUND

MARKET REVIEW
Overall, the global government bond markets performed strongly over the semi-annual period, as sharply slowing global economic growth and central bank interest rate cuts helped to push bond yields lower. However, returns for the asset class in US dollar terms were subdued due to the ongoing strength of the US currency.

The US bond market was particularly strong, with ten-year US Treasury yields declining by about 0.80% over the six months ended April 30, 2001. The primary catalysts to this US bond market rally were a sharp downturn in US economic activity during the period and a rapid reduction in interest rates from the Federal Reserve Board. The Federal Reserve Board reduced interest rates a total of 2.00% through four cuts from January through April 2001. The US Treasury yield curve steepened significantly during the semi-annual period.

Euro bond yields rallied strongly in late 2000, but then experienced a more range-bound start to 2001. Economic data pointed to the US slowdown spreading to Europe, and forward looking indicators increasingly pointed to a weaker economic future in the region. Despite pressures to follow the Federal Reserve Board's lead, the European Central Bank remained stern in its attitude that inflation data needed to improve before it would ease interest rates to spur economic activity.

In contrast, the Bank of England eased UK interest rates even though the United Kingdom's economy was one of the strongest in Europe. Its reason--inflation in the UK remained close to the bottom of the Bank's inflation target. With all that, the UK bond market was one of the worst performing during the semi-annual period, as domestic factors led to a cheapening of bonds at the long-term end of the yield curve.

The Japanese bond market rallied modestly, with yields falling during the period. Early in 2001, as the economy began to slump again, the market revised its expectations about the future level of official interest rates. Concerns about domestic economic weakness were exemplified by surveys that showed business confidence declining. Indeed, at the end of February, the Bank of Japan returned to the zero interest rate policy it had prematurely abandoned in August 2000.

Emerging debt markets saw yield spreads over US Treasuries broadly range-bound during the semi-annual period. These markets vacillated between fears over global economic growth and fiscal problems in Argentina on the one hand and optimism over the credit implications of higher oil prices and easing global liquidity on the other.

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                                        3

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Global credit bond markets performed poorly in late 2000, as weak equity markets and year-end illiquidity weighed heavily. Corporate bond performance then improved strongly through the first four months of 2001, supported by the infusion of liquidity from central banks around the world.

In the currency markets, the euro strengthened against the US dollar during the latter part of 2000, before giving back some ground through the earlier part of 2001. The Japanese yen declined sharply throughout the semi-annual period, as Japan's economic problems became more pronounced. The US dollar strengthened against the Australian and Canadian dollars.

GLOBAL FIXED INCOME FUND
The Global Fixed Income Fund returned 3.84% for the six months ended April 30, 2001, outperforming the 3.04% return of the Lehman Brothers Global Aggregate Bond Index. It should be noted that the Fund changed its benchmark from the Salomon Smith Barney ('SSB') World Government Bond Index to the Lehman Brothers Global Aggregate Bond Index on January 1, 2001, as a more accurate reflection of the composition of the Fund's portfolio.

For most of the semi-annual period, the Fund maintained a longer-than-benchmark duration in both its US and European bond holdings. This enabled the portfolio to benefit from the declines in yields experienced by both of these markets. Within Europe, the Fund held positions in the Swedish bond market and in the longer-term bonds of the euro market, both of which boosted Fund returns. Also to the benefit of the Fund, we maintained an underweighted position in the UK bond market. We moved from an underweighted to a neutral position in the Japanese bond market in the early months of 2001, with a focus on the longer-term end of its yield curve.

Fund performance was also boosted over the semi-annual period by a gradual increase in the Fund's overweighting in credit bonds. We reduced the Fund's allocation to emerging debt markets during the period.


                                                                CUMULATIVE                        AVERAGE ANNUAL
                                                             TOTAL RETURNS                         TOTAL RETURNS

   Periods Ended           6 Months   1 Year   3 Years   5 Years     Since   1 Year  3 Years   5 Years     Since
   April 30, 2001                                                Inception                             Inception
------------------------------------------------------------------------------------------------------------------
 Global Fixed Income Fund
   Institutional Class 1
   (inception 1/4/94)          3.84%    2.61%     2.37%    13.53%   28.27%    2.61%     0.78%     2.57%    3.46%
------------------------------------------------------------------------------------------------------------------
 Lehman Brothers Global
   Aggregate Bond Index 2      3.04%    4.07%     6.87%    21.76%   43.05% 4  4.07%     2.24%     4.02%    5.00% 4
------------------------------------------------------------------------------------------------------------------
 SSB World Government
   Bond Index 2                2.06%    1.28%     5.80%    15.13%   37.09% 4  1.28%     1.90%     2.86%    4.40% 4
------------------------------------------------------------------------------------------------------------------
 Lipper Global Income
   Funds Average 3             4.15%    4.23%     4.43%    21.60%   38.72% 4  4.23%     1.36%     3.81%    4.43% 4
------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 Lehman Brothers Global Aggregate Bond Index provides a broad-based measure of the international investment-grade bond market. The index combines the Lehman Brothers US Aggregate Index, the Pan-European Index, the Asian Aggregate Index and the Canadian Government Index. The SSB World Government Bond Index is an unmanaged index of major government bond markets. Benchmark returns do not reflect expenses that have been deducted from the Fund's returns. On January 1, 2001 the Fund changed its benchmark from the SSB World Government Bond Index to the Lehman Brothers Global Aggregate Bond Index as it more closely reflects the market sectors in which the Fund invests.
3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
4 Benchmark returns are for the periods beginning December 31, 1993.

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                                        4

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

Having a slightly negative impact on Fund performance was our strategic bias to overweight the euro versus both the US dollar and the Japanese yen.

INTERNATIONAL FIXED INCOME FUND
The International Fixed Income Fund returned 0.94% for the six months ended April 30, 2001, as compared to the 1.00% return of the Salomon Smith Barney ('SSB') World Government Bond Ex US Index.

For most of the semi-annual period, the Fund maintained a longer-than-benchmark duration in both the dollar bloc and European bond markets. This enabled the portfolio to benefit from the declines in yields experienced by these markets. However, as the yield curves steepened over the semi-annual period, the benefits of this position in longer-dated assets were slightly offset by the lost opportunity to take advantage of the better performance of bonds at the short-term end of the yield curves. Within Europe, the Fund held positions in the Swedish bond market and in the longer-term bonds of the euro market, both of which boosted Fund returns. Also to the benefit of the Fund, we maintained an underweighted position in the UK bond market. We moved from an underweighted to a neutral position in the Japanese bond market in the early months of 2001, with a focus on the longer-term end of its yield curve. This proved to be a successful strategy for the Fund.

Fund performance was also boosted over the semi-annual period by a gradual increase in the Fund's overweighting in credit bonds--especially euro and sterling bonds. Having a slightly negative impact on Fund performance was our strategic bias to overweight the euro versus both the US dollar and the Japanese yen.

MARKET OUTLOOK
We believe that global bond markets will continue to be underpinned by slowing global economic growth, falling inflation and central bank easing. Our central view is that the slowdown in the US economy will necessitate that the Federal Reserve Board keep interest rates lower--and lower for a longer period of time--than what is currently discounted in the markets. However, given the extent to which global bond yields have already fallen, the potential for further significant declines in bond yields may be limited. This may particularly be the case in the US bond market, given the more advanced state of the US economic downturn. Also, as interest rate cuts support expectations of a future economic growth rate recovery, we expect to see further yield curve steepening in the US, peripheral dollar bloc, and Euroland markets.


                                                                CUMULATIVE                          AVERAGE ANNUAL
                                                             TOTAL RETURNS                           TOTAL RETURNS
   Periods Ended           6 Months   1 Year   3 Years     5 Years     Since    1 Year  3 Years   5 Years    Since
   April 30, 2001                                                  Inception                             Inception
------------------------------------------------------------------------------------------------------------------
 International Fixed Income Fund
   Institutional Class 1
   (inception 3/15/94)         0.94%   (2.38)%   (2.29)%      4.45%    20.08%    (2.38)%  (0.77)%   0.88%    2.60%
------------------------------------------------------------------------------------------------------------------
 SSB World Government
   Bond Ex US Index 2          1.00%   (2.08)%    0.85%       5.12%    28.18% 4  (2.08)%   0.28%    1.00%    3.57% 4
------------------------------------------------------------------------------------------------------------------
 Lipper International Income
   Funds Average 3             3.90%    2.63%     4.62%      17.18%    36.08% 4   2.63%    1.39%    2.98%    4.26% 4
------------------------------------------------------------------------------------------------------------------

1 PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
2 The SSB World Government Bond Ex US Index is an unmanaged foreign securities index representing major international government bond markets other than the United States.
3 Lipper figures represent the average of the total returns reported by all of the mutual funds designated by Lipper Inc. as falling into the category indicated. These figures do not reflect sales charges.
4 Benchmark returns are for the periods beginning March 31, 1994.

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                                        5

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
LETTER TO SHAREHOLDERS

In the US, we believe there is a risk that the slowdown in the economy may be somewhat more protracted than the financial markets are currently discounting. Employment data will likely have an important bearing on how resilient the US consumer can be to the slowing economy, particularly given the negative wealth effect of the stock market over the semi-annual period. Aggressive interest rate cuts, along with the fiscal stimulus of tax cuts in the pipeline, should, in our view, help to reinvigorate consumer demand and confidence in the medium term. Given this environment, we expect the US bond yield curve to continue to steepen. We believe that the Australian and Canadian bond markets look more attractive, given the positive yield spread over the US market along the entire yield curve.

Our outlook for the euro bond market is dominated by speculation over the European Central Bank's course of action in easing interest rates against a backdrop of weakening economic growth. The European Central Bank appears to need to see an improvement in headline Consumer Price Index data before taking action. We expect the European Central Bank will need to ease interest rates faster than the market is currently discounting. However, in our view, the longer it delays such a move, the higher the risk of a deeper slowdown in Euroland economic growth and ultimately the better environment for bonds.

The UK bond market will likely be supported by further interest rate cuts, as recent economic data suggests that the manufacturing sector there has softened over recent months. However, we still believe the gilt (currency) market has discounted a sufficient degree of interest rate cuts in response to slowing growth so that it will still lag any further rally in US and European bond markets.

The Japanese bond market will likely continue to be focused on the impact of the Bank of Japan's shift in target from interest rates to money supply growth and inflation. We remain somewhat skeptical about the real impact the new policy measures are likely to have on the Japanese economy. Therefore, the need for further fiscal stimulus and the resulting impact on the demand/supply balance for Japanese government bonds remains of some concern.

Our medium-term outlook for the emerging debt markets is generally favorable, given the backdrop of aggressive US interest rate cuts. However, in the near term, concerns surrounding global equity market weakness and Argentina's ability to service its debt has reduced the attractiveness of emerging debt.

Overall, we expect global credit bond markets to outperform government fixed income securities across the major markets for the remainder of the year.

We continue to favor the euro versus the US dollar in the currency markets. We believe that the US economy could deteriorate again, and we find it hard to justify why the US dollar should continue to trend higher against the euro. Within the European area, we believe that the Norwegian krona is attractive. As for the yen, we are sensitive to the fact that it has weakened significantly in a short amount of time. However, we also believe that the forces that caused the yen to depreciate remain in place. In addition, the policy adopted generally in the Asian region of keeping interest rates low and concentrating on maintaining economic growth and competitiveness means that Asian currencies are likely to remain strongly correlated with the weakness in the Japanese yen. Finally, the valuation of the Australian dollar in trade-weighted terms is becoming increasingly difficult to justify. We believe that the outlook for the Australian dollar will revive against the US dollar in time, but such a revival may have to wait until the trade-weighted US dollar has lost at least some of its upward momentum.

--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GLOBAL FIXED INCOME FUND--INSTITUTIONAL CLASS, LEHMAN BROTHERS GLOBAL AGGREGATE BOND INDEX, SSB WORLD GOVERNMENT BOND INDEX AND LIPPER GLOBAL INCOME FUNDS AVERAGE GROWTH OF A $250,000 INVESTMENT (SINCE JANUARY 4, 1994) 1


                     Global Fixed                    Lehman Brothers
                      Income Fund--                 Global Aggregate          SSB World Government         Lipper Global Income
                  Institutional Class $320,675     Bond Index $357,625        Bond Index $342,725         Funds Average $346,800

1/4/94                      $250,000                    $250,000                    $250,000                    $250,000
1/31/94                      252,000                     252,962                     252,025                     253,078
2/28/94                      248,750                     249,783                     250,387                     246,062
3/31/94                      246,750                     246,751                     250,036                     239,089
4/30/94                      246,250                     246,155                     250,336                     237,562
5/31/94                      243,500                     244,781                     248,133                     236,681
6/30/94                      244,000                     246,425                     251,707                     234,235
7/31/94                      243,500                     250,006                     253,720                     235,799
8/31/94                      242,000                     249,707                     252,832                     236,955
9/30/94                      242,500                     249,300                     254,653                     237,538
10/31/94                     246,250                     251,925                     258,727                     238,999
11/30/94                     244,000                     249,414                     255,182                     238,031
12/31/94                     244,000                     250,578                     255,897                     234,307
1/31/95                      248,200                     255,820                     261,271                     234,637
2/28/95                      262,150                     262,136                     267,959                     237,979
3/31/95                      250,000                     270,903                     283,876                     243,198
4/30/95                      250,000                     275,131                     289,128                     248,683
5/31/95                      281,500                     283,617                     297,252                     256,714
6/30/95                      260,000                     285,562                     299,006                     256,663
7/31/95                      278,550                     286,885                     299,724                     259,150
8/31/95                      272,675                     283,391                     289,413                     259,194
9/30/95                      276,775                     288,651                     295,867                     263,520
10/31/95                     280,325                     292,102                     298,086                     265,528
11/30/95                     283,650                     295,578                     301,454                     270,287
12/31/95                     287,225                     299,848                     304,620                     275,895
1/31/96                      285,625                     298,694                     300,842                     279,647
2/29/96                      282,975                     295,965                     299,308                     274,970
3/31/96                      281,900                     295,060                     298,889                     275,154
4/30/96                      282,450                     293,699                     297,694                     277,679
5/31/96                      283,225                     293,970                     297,753                     278,915
6/30/96                      284,825                     297,435                     300,105                     281,409
7/31/96                      289,350                     301,305                     305,867                     284,149
8/31/96                      290,675                     301,914                     307,060                     286,899
9/30/96                      292,525                     305,199                     308,319                     292,540
10/31/96                     298,900                     311,878                     314,085                     298,167
11/30/96                     303,675                     316,758                     318,231                     305,447
12/31/96                     302,275                     314,557                     315,653                     304,707
1/31/97                      294,850                     309,492                     307,225                     302,854
2/28/97                      293,725                     308,037                     304,921                     303,379
3/31/97                      290,025                     305,153                     302,603                     299,530
4/30/97                      288,875                     305,837                     299,941                     300,632
5/31/97                      296,000                     311,262                     308,099                     304,988
6/30/97                      299,700                     314,639                     311,765                     308,666
7/31/97                      297,425                     316,077                     309,334                     311,899
8/31/97                      296,850                     315,361                     309,148                     310,429
9/30/97                      304,825                     321,752                     315,733                     316,784
10/31/97                     308,825                     327,601                     322,300                     316,472
11/30/97                     305,975                     325,819                     317,369                     316,916
12/31/97                     305,425                     326,467                     316,417                     318,278
1/31/98                      307,525                     329,568                     319,486                     320,810
2/28/98                      309,950                     331,373                     322,074                     323,495
3/31/98                      309,025                     330,518                     318,885                     324,874
4/30/98                      313,250                     334,625                     323,987                     327,573
5/31/98                      314,450                     336,959                     324,733                     326,576
6/30/98                      314,750                     337,600                     325,220                     325,180
7/31/98                      315,650                     339,603                     325,643                     326,424
8/31/98                      321,975                     346,721                     334,500                     314,937
9/30/98                      336,700                     363,148                     352,295                     326,657
10/31/98                     341,500                     367,791                     362,723                     329,532
11/30/98                     337,600                     365,567                     357,609                     333,032
12/31/98                     345,725                     371,224                     364,797                     336,036
1/31/99                      341,325                     369,750                     361,441                     336,553
2/28/99                      328,850                     358,758                     349,839                     329,417
3/31/99                      329,525                     359,241                     350,713                     332,963
4/30/99                      329,875                     358,877                     350,573                     336,819
5/31/99                      321,100                     353,650                     344,683                     329,672
6/30/99                      315,700                     348,516                     338,651                     327,131
7/31/99                      321,425                     353,876                     346,948                     327,903
8/31/99                      322,450                     353,317                     348,544                     327,336
9/30/99                      327,500                     357,666                     353,981                     330,816
10/31/99                     327,850                     357,131                     353,804                     330,752
11/30/99                     324,125                     353,222                     350,090                     329,758
12/31/99                     325,475                     352,014                     349,249                     331,543
1/31/00                      316,225                     346,004                     341,810                     327,153
2/29/00                      313,625                     345,348                     339,349                     330,330
3/31/00                      324,750                     352,259                     349,869                     335,142
4/30/00                      312,500                     343,652                     338,428                     329,152
5/31/00                      315,100                     345,243                     341,068                     328,571
6/30/00                      322,900                     353,997                     349,356                     335,350
7/31/00                      318,800                     350,462                     343,452                     335,490
8/31/00                      315,850                     348,914                     340,876                     335,999
9/30/00                      314,375                     349,908                     340,194                     335,045
10/31/00                     308,800                     347,062                     335,874                     331,454
11/30/00                     315,100                     353,028                     342,475                     336,650
12/31/00                     327,700                     363,195                     354,725                     347,725
1/31/01                      329,550                     364,940                     354,285                     350,575
2/28/01                      329,925                     365,540                     354,151                     351,800
3/31/01                      322,150                     358,054                     343,936                     347,950
4/30/01                      320,675                     357,622                     342,714                     346,800



                                                                                    AVERAGE ANNUAL TOTAL RETURNS

   Periods Ended                                                               1 Year   3 Years   5 Years     Since
   April 30, 2001                                                                                           1/4/941

   Global Fixed Income Fund--Institutional Class                                2.61%     0.78%     2.57%     3.46%
-------------------------------------------------------------------------------------------------------------------

1 The Fund's inception date.
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
Lehman Brothers Global Aggregate Bond Index provides a broad-based measure of the international investment-grade bond market. The index combines the Lehman Brothers US Aggregate Index, the Pan-European Index, the Asian AggregateIndex and the Canadian Government Index. The SSB World Government Bond Index is an unmanaged index of major government bond markets. On January 1, 2001 the Fund changed its benchmark from the SSB World Government Bond Index to the Lehman Brothers Global Aggregate Bond Index as it more closely reflects the market sectors in which the Fund invests.
Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the category indicated. Benchmark returns are for the period beginning December 31, 1993.

--------------------------------------------------------------------------------
                                        7

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
PERFORMANCE COMPARISON

                               [GRAPHICS OMITTED]

           EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

INTERNATIONAL FIXED INCOME FUND--INSTITUTIONAL CLASS, SSB WORLD GOVERNMENT BOND EX US INDEX AND LIPPER INTERNATIONAL INCOME FUNDS AVERAGE GROWTH OF A $250,000 INVESTMENT (SINCE MARCH 15, 1994) 1


                      International Fixed
                         Income Fund--            SSB World Government     Lipper International Income
                 Institutional Class $300,200   Bond Ex US Index $320,450    Funds Average $340,200

3/15/94                     $250,000                    $250,000                    $250,000
4/30/94                      249,250                     251,625                     248,762
5/31/94                      247,000                     248,253                     245,366
6/30/94                      246,250                     254,261                     245,374
7/31/94                      246,250                     254,922                     246,687
8/31/94                      244,250                     253,443                     245,741
9/30/94                      244,750                     258,462                     247,301
10/31/94                     248,500                     265,130                     252,140
11/30/94                     248,500                     259,801                     249,998
12/31/94                     248,250                     259,931                     248,922
1/31/95                      252,025                     265,597                     251,795
2/28/95                      257,050                     273,114                     257,668
3/31/95                      268,100                     297,448                     270,713
4/30/95                      272,875                     303,813                     276,016
5/31/95                      278,900                     310,437                     282,903
6/30/95                      278,400                     311,989                     282,776
7/31/95                      280,650                     313,642                     285,959
8/31/95                      277,150                     295,702                     279,562
9/30/95                      281,425                     304,396                     285,091
10/31/95                     284,925                     305,370                     289,263
11/30/95                     288,950                     308,026                     293,096
12/31/95                     292,475                     310,706                     297,647
1/31/96                      288,750                     303,809                     296,691
2/29/96                      287,675                     304,690                     294,847
3/31/96                      286,875                     305,451                     295,388
4/30/96                      287,400                     304,810                     296,985
5/31/96                      288,475                     304,962                     297,939
6/30/96                      289,825                     306,670                     300,397
7/31/96                      296,300                     315,134                     306,584
8/31/96                      297,900                     317,246                     309,367
9/30/96                      298,175                     316,643                     312,240
10/31/96                     304,375                     321,994                     318,789
11/30/96                     308,675                     325,697                     324,450
12/31/96                     308,675                     323,385                     323,951
1/31/97                      295,975                     310,255                     316,053
2/28/97                      293,875                     306,656                     315,025
3/31/97                      290,250                     304,694                     312,415
4/30/97                      286,325                     298,508                     309,778
5/31/97                      296,275                     309,493                     316,559
6/30/97                      300,825                     313,300                     320,037
7/31/97                      292,650                     305,123                     316,090
8/31/97                      293,275                     306,496                     316,253
9/30/97                      301,725                     313,944                     324,633
10/31/97                     306,850                     320,976                     328,325
11/30/97                     300,525                     312,759                     324,879
12/31/97                     298,450                     309,600                     323,515
1/31/98                      299,700                     311,706                     325,898
2/28/98                      304,100                     316,101                     329,430
3/31/98                      301,275                     310,885                     328,020
4/30/98                      307,225                     317,725                     332,507
5/31/98                      309,125                     317,216                     333,348
6/30/98                      308,175                     316,074                     332,380
7/31/98                      309,750                     316,454                     334,696
8/31/98                      316,650                     325,124                     336,904
9/30/98                      334,200                     346,453                     353,285
10/31/98                     343,600                     362,078                     358,817
11/30/98                     338,900                     354,691                     358,324
12/31/98                     350,525                     364,693                     365,713
1/31/99                      344,750                     358,968                     364,491
2/28/99                      332,200                     346,368                     353,302
3/31/99                      331,850                     347,026                     354,005
4/30/99                      331,175                     346,506                     355,577
5/31/99                      324,400                     339,506                     349,361
6/30/99                      315,900                     331,426                     342,541
7/31/99                      324,725                     343,059                     348,424
8/31/99                      326,425                     345,254                     347,674
9/30/99                      331,525                     351,676                     351,442
10/31/99                     331,175                     351,289                     350,400
11/30/99                     327,100                     346,477                     346,313
12/31/99                     326,000                     346,130                     347,014
1/31/00                      314,500                     335,712                     337,825
2/29/00                      310,675                     330,475                     336,601
3/31/00                      321,125                     342,107                     343,943
4/30/00                      307,525                     327,191                     333,080
5/31/00                      312,425                     330,529                     336,623
6/30/00                      317,650                     339,420                     343,420
7/31/00                      310,325                     330,290                     338,129
8/31/00                      304,750                     325,071                     333,400
9/30/00                      305,100                     324,063                     333,204
10/31/00                     297,425                     317,226                     327,525
11/30/00                     304,400                     323,525                     334,200
12/31/00                     318,350                     337,100                     349,450
1/31/01                      316,250                     335,600                     350,675
2/28/01                      304,050                     334,000                     349,625
3/31/01                      301,250                     320,575                     341,100
4/30/01                      300,200                     320,450                     340,200


                                                                                      AVERAGE ANNUAL TOTAL RETURNS

   Periods Ended                                                              1 Year   3 Years   5 Years     Since
   April 30, 2001                                                                                        3/15/94 1

   International Fixed Income Fund--Institutional Class                      (2.38)%    (0.77)%    0.88%     2.60%
------------------------------------------------------------------------------------------------------------------

1 The Fund's inception date.
PAST PERFORMANCE IS NOT INDICATIVE OF FUTURE RESULTS. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. All performance assumes the reinvestment of dividend and capital gain distributions. Performance would have been lower during the specified periods if certain of the Fund's fees and expenses had not been waived.
The SSB World Government Bond Ex US Index is an unmanaged foreign securities index representing major international government bond markets other than the United States.
Lipper figures represent the average of the total returns reported by all the mutual funds designated by Lipper Inc. as falling into the category indicated. Benchmark returns are for the period beginning March 31, 1994.

--------------------------------------------------------------------------------
                                        8

Global Fixed Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS April 30, 2001 (Unaudited)

       FACE
   AMOUNT 1 SECURITY                          VALUE

            FOREIGN BOND--40.69%
            BRAZIL--0.63%
            Brazilian Government International Bond,
USD 209,340   8.00%, 4/15/14 ............. $   158,313
                                           -----------
             EURO--22.33%
            Aer Rianta Finance PLC,
    550,000   6.15%, 2/16/11 .............     482,922
            Abbey National PLC,
    300,000   7.125%, 9/28/10 ............     272,308
                BankAmerica Corp.,
    150,000   6.125%, 12/16/10 ...........     210,128
                Belgium Kingdom Series 28,
    665,000   5.75%, 3/28/08 .............     608,559
            British Telecommunications PLC,
    200,000   6.125%, 2/15/06 ............     178,187
            Deutsche Bundesrepublik:
    125,000   5.25%, 1/4/08 ..............     113,033
    684,500   6.25%, 1/4/24 ..............     651,160
            European Investment Bank,
    567,000   7.75%, 1/26/05 .............     548,627
            Freddie Mac,
    470,000   5.75%, 9/15/10 .............     427,692
            General Motors Acceptance Corp.,
    300,000   5.75%, 2/14/06 .............     262,011
            Government of Spain,
    508,000   6.00%, 1/31/29 .............     457,811
            Household Finance Corp.,
    125,000   6.25%, 9/21/05 .............     112,774
            Irish Life & Permanent PLC,
    300,000   6.25%, 2/15/11 .............     262,720
            Osprey Trust/Osprey Inc.,
    200,000   6.375%, 1/15/03 ............     178,028
            Republic of France,
    685,000   4.00%, 10/25/09 ............     561,816
            Telkom South Africa Ltd.,
    300,000   7.125%, 4/12/05 ............     259,683
                                           -----------
                                             5,587,459
                                           -----------
            JAPAN--11.76%
            Government of Japan Series 225B,
210,000,000   1.90%, 12/20/10 ............   1,800,971
            Government of Japan Series 222,
 90,000,000   1.80%, 6/21/10 .............     758,627
            Government of Japan Series 46,
 45,000,000   2.20%, 6/22/20 .............     382,045
                                           -----------
                                             2,941,643
                                           -----------
            MEXICO--0.86%
            United Mexican States,
USD 770,000   Value Recovery Rights 2 ....      10,010
            United Mexican States,
USD 170,000   11.50%, 5/15/26 ............     205,275
                                           -----------
                                               215,285
                                           -----------

       FACE
   AMOUNT 1 SECURITY                          VALUE

            RUSSIA--0.44%
            Russian Federation,
USD 130,000   8.75%, 7/24/05 ............. $   108,875
                                           -----------
            SWEDEN--4.19%
            Government of Sweden Series 1043,
  5,700,000   5.00%, 1/28/09 .............     553,249
            Government of Sweden,
  5,400,000   3.50%, 4/20/06                   495,944
                                           -----------
                                             1,049,193
                                           -----------

            UNITED KINGDOM--0.48%
            United Kingdom Gilt,
     75,000   7.75%, 9/8/06 ..............     119,864
                                           -----------
TOTAL FOREIGN BOND
   (Cost $10,666,959)                       10,180,632
                                           -----------

            US SECURITIES--45.25%
            UNITED STATES NOTES &
            BONDS--11.41%
            US Treasury Bond,
  1,144,000   6.125%, 8/15/29 ............   1,180,341
            US Treasury Note:
     43,000   6.625%, 3/31/02 ............      43,974
    650,000   7.875%, 11/15/04 ...........     714,899
    805,000   6.125%, 8/15/07 ............     847,262
     65,000   5.75%, 11/15/05 ............      67,245
                                           -----------
                                             2,853,721
                                           -----------
            ASSET-BACKED SECURITIES--5.14%
            Advanta Mortgage Loan Trust,
              Series 2000-2, Class A6,
    225,000   7.72%, 3/25/15 .............     235,026
            Centex Home Equity,
              Series 2001-A,
              Class A6,
    110,000   6.25%, 4/25/31 .............     106,557
            Connecticut RRB Special
              Purpose Trust,
              Series 2001-1, Class A3,
    130,000   5.73%, 3/30/09 .............     128,862
            Connecticut RRB Special
              Purpose Trust,
              Series 2001-1, Class A5,
    120,000   6.21%, 12/30/11 ............     117,994
            Conseco Finance
              Series 2000-D, Class A3,
     50,000   7.89%, 7/15/18 .............      52,194
            Felco Funding II LLC,
              Series 2000-1, Class A4,
    178,000   7.72%, 12/15/05 ............     188,093

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                        9

Global Fixed Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS April 30, 2001 (Unaudited)

       FACE
   AMOUNT 1 SECURITY                          VALUE

            Honda Auto Lease Trust,
              Series 1999-A, Class A5,
     40,000   6.65%, 7/15/05 ............. $    40,694
            Peco Energy Transition Trust
              Series 1999-A, Class A7,
    225,000   6.13%, 3/1/09 ..............     224,931
            Peco Energy Transition Trust,
              Series 2001-A, Class A1,
    130,000   6.52%, 12/31/10 ............     130,529
            Union Acceptance Corp.,
              Series 2000-D, Class A4,
     60,000   6.89%, 4/9/07 ..............      62,072
                                           -----------
                                             1,286,952
                                           -----------
            MORTGAGE-BACKED SECURITIES--13.91%
            Amresco Commercial Mortgage \
              Funding, Inc. Series 1997-C1,
              Class A3,
    145,000   7.19%, 6/17/29 .............     151,593
            Associates Manufactured
              Housing, Series 1997-2,
              Class A5,
    220,000   6.675%, 3/15/28 ............     225,408
            Citicorp Mortgage Securities,
              Inc., CMO,
              Series 1994-3, Class A13,
    190,961   6.50%, 2/25/24 .............     168,786
            Conseco Finance Securitization
              Corp. Series 2000-2, Class A2,
    165,000   7.98%, 12/1/30 .............     171,546
            Countrywide Mortgage Backed
              Securities, Inc.,
              Series 1994-B, Class A5,
    345,000   6.00%, 2/25/09 .............     345,945
            Fanniemae--Aces Series 1997-M5,
              Class B,
    185,000   6.65%, 8/25/07 .............     190,713
            Federal Home Loan Mortgage
              Corporation Gold,
                  Pool #C00785,
    376,708   6.50%, 6/1/29 ..............     373,762
            Federal Home Loan Mortgage
              Corporation Gold,
              Pool #C43659,
    286,910   6.50%, 5/1/29 ..............     285,469
            Federal Home Loan Mortgage
              Corporation Gold, Pool #M30016,
     28,065   6.50%, 9/1/07 ..............      28,451
            Federal Home Loan Mortgage
              Corporation Gold, Pool #C46197,
    113,301   7.00%, 2/1/30 ..............     114,466

       FACE
   AMOUNT 1 SECURITY                          VALUE

            FGLMC, Pool #G00907,
    107,997   7.00%, 2/1/28 .............. $   109,222
            FNMA, Pool #391085,
     93,527   6.50%, 6/1/09 ..............      95,194
            FNMA, Pool #313709,
    173,130   6.90%, 6/1/07 ..............     179,980
            FNMA, Pool #382889,
     49,878   7.35%, 12/1/10 .............      52,465
            FNMA, Series 1999-57, Class BC,
    110,000   6.50%, 8/20/25 .............     111,512
            Green Tree Financial
              Corporation, Series 1999-3,
              Class A7,
     80,000   6.74%, 2/1/31 ..............      75,351
            Residential Accredit Loans, Inc.
              Series 1998-QS7, Class CB2,
    140,000   6.75%, 7/25/28 .............     140,907
            Residential Funding Mortgage
              Section I, Series 1997-S2,
              Class A3,
    224,417   7.50%, 1/25/27 .............     224,601
            Vanderbilt Mortgage Finance,
              Series 2001-A, Class A4,
    230,000   7.235%, 6/7/28 .............     228,445
            Vendee Mortgage Trust,
              Series 1997-2, Class L,
    200,000   7.50%, 4/15/14 .............     205,742
                                           -----------
                                             3,479,558
                                           -----------
            MUNICIPAL BONDS--1.93%
            California Statewide Communities
              Developement Authority,
    175,000   6.50%, 10/20/07 ............     176,153
            Denver Colorado City &
              County School
              District 01,
    150,000   6.79%, 12/15/08 ............     154,488
            Houston Texas Airport Systems,
    110,000   6.88%, 1/1/28 ..............     105,586
            Orleans Parish LA School Board,
              Series A,
     45,000   6.60%, 2/1/08 ..............      45,986
                                           -----------
                                               482,213
                                           -----------

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                       10

Global Fixed Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS April 30, 2001 (Unaudited)

       FACE
   AMOUNT 1 SECURITY                          VALUE

            CORPORATE NOTES--12.86%
            Allegheny Energy Supply
              Series 144A,
    150,000   7.80%, 3/15/11 ............. $   150,859
            Allstate Financing II,
     45,000   7.83%, 12/1/45 .............      41,511
            American General Capital II,
    205,000   8.50%, 7/1/30 ..............     222,264
            Carolina Power & Light Co.,
    160,000   6.65%, 4/1/08 ..............     158,444
            Chilquinta Energia Finance Co.
              LLC 144A,
    165,000   6.62%, 4/1/11 ..............     159,600
            Chugach Electric Assurance,
              Inc.,
    115,000   6.55%, 3/15/11 .............     113,515
            Citigroup, Inc.,
     50,000   6.75%, 12/1/05 .............      51,825
            Ford Credit Co.,
    115,000   6.875%, 2/1/06 .............     117,029
            HSBC USA, Inc.,
    165,000   7.00%, 11/1/06 .............     169,742
            Keyspan Gas East,
     30,000   6.90%, 1/15/08 .............      30,293
            Kimco Realty Corp.,
    185,000   6.50%, 10/1/03 .............     187,528
            Legg Mason, Inc.,
     40,000   6.50%, 2/15/06 .............      40,005
            Morgan Stanly Dean Witter
              & Company,
    215,000   6.10%, 4/15/06 .............     214,275
            Nortel Networks Ltd.,
    235,000   6.125%, 2/15/06 ............     224,058
            Prologis Trust,
     95,000   7.00%, 10/1/03 .............      97,012
            Qwest Capital Funding, Inc.
              144A,
    170,000   7.25%, 2/15/11 .............     171,668
            Reliant Energy Resources Corp.,
    140,000   7.75%, 2/15/11 .............     138,417
            Simon DeBartolo Property
              Group LP 144A,
     40,000   7.375%, 1/20/06 ............      40,024
            Transamerica Capital III,
     50,000   7.625%, 11/15/37 ...........      46,113
            Travelers Capital III,
     45,000   7.625%, 12/1/36 ............      44,026

       FACE
   AMOUNT 1 SECURITY                          VALUE

            UnumProvident Corp.,
    145,000   7.625%, 3/1/11 .............   $ 147,327
            Waddell & Reed Financial Inc.,
     45,000   7.50%, 1/18/06 .............      45,128
            Wilmington Trust Corp.,
     40,000   6.625%, 5/1/08 .............      39,336
            Wisconsin Energy Corp.:
    175,000   5.875%, 4/1/06 .............     172,324
    150,000   6.50%, 4/1/11 ..............     145,700
            Worldcom, Inc. 144A,
     50,000   7.375%, 1/15/03 ............      50,519
            Zurich Capital Trust,
              Inc. 144A,
    200,000   8.376%, 6/1/37 .............     199,322
                                           -----------
TOTAL US SECURITIES
   (Cost $11,375,269) ....................  11,320,308
                                           -----------
TOTAL INVESTMENTS
   (Cost $22,042,228) ...........  85.94%   21,500,940
OTHER ASSETS IN EXCESS OF
LIABILITIES .....................  14.06     3,517,354
                                  ------   -----------
NET ASSETS ...................... 100.00%  $25,018,294
                                  ======   ===========
--------------------------------------------------------------------------------

144A--Security exempt from registration under 144A of the Security Act of 1933.
      These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. 144A securities comprised 3.09% of the Fund's net assets.
1 In local currency unless otherwise indicated.
2 Non-income producing security for the six months ended
April 30, 2001.

PERCENTAGE OF INVESTMENTS IN
FOREIGN CURRENCIES
Currency                                    % of Net Assets

   US Dollar ................................    47.18%
   Euro .....................................    21.49
   Japanese Yen .............................    11.76
   Swedish Krona ............................     4.19
   British Pound ............................     1.32
   Other Assets in Excess of Liabilities ....    14.06
                                                ------
                                                100.00%
                                                ======

See Notes to Financial Statements.

--------------------------------------------------------------------------------

International Fixed Income Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS April 30, 2001 (Unaudited)

       FACE
   AMOUNT 1 SECURITY                          VALUE

            FOREIGN BONDS--76.82%
            CANADA--2.66%
            Government of Canada:
  1,520,000   5.50%, 6/1/10 .............. $   972,428
    375,000   5.75%, 6/1/29 ..............     235,489
                                           -----------
                                             1,207,917
                                           -----------
            EURO--42.09%
            Belgium Kingdom,
  1,145,000   7.25%, 4/29/04 .............   1,083,728
            British Telecom PLC,
    500,000   6.125%, 2/15/06 ............     443,905
            European Investment Bank,
    500,000   5.00%, 4/15/08 .............     437,693
            Federal Republic of Germany:
  2,825,000   5.25%, 1/4/08 ..............   2,557,150
    700,000   3.75%, 1/4/09 ..............     574,121
    680,324   6.25%, 1/4/24 ..............     647,846
  2,390,000   6.25%, 1/4/30 ..............   2,309,436
            Ford Motor Credit Company,
  1,000,000   5.625%, 2/2/04 .............     889,170
            Government of France,
    550,000   4.00%, 10/25/09 ............     451,552
            Government of the Netherlands,
  2,250,000   6.00%, 1/15/06 .............   2,086,717
            Government of Spain,
  2,124,000   6.00%, 1/31/29 .............   1,916,104
            Household Finance Corp.,
  1,900,000   5.125%, 6/24/09 ............   1,545,243
            Republic of Austria,
  1,950,000   5.50%, 1/15/10 .............   1,753,000
            Republic of Italy,
    950,000   6.00%, 5/1/31 ..............     851,930
            TXU Europe,
  1,735,000   7.00%, 11/30/05 ............   1,589,613
                                           -----------
                                            19,137,208
                                           -----------
            JAPAN--21.32%
            Government of Japan:
155,000,000   0.90%, 12/22/08 ............   1,244,645
505,000,000   1.80%, 6/21/10 .............   4,301,983
355,000,000   1.90%, 12/20/10 ............   3,043,514
130,000,000   2.20%, 6/22/20 .............   1,103,329
                                           -----------
                                             9,693,471
                                           -----------
            SWEDEN--8.70%
            Government of Sweden:
 21,000,000   3.50%, 4/20/06 .............   1,932,061
 20,800,000   5.00%, 1/28/09 .............   2,022,424
                                           -----------
                                             3,954,485
                                           -----------

       FACE
   AMOUNT 1 SECURITY                          VALUE

            UNITED KINGDOM--2.05%
            Abbey National,
   620,000    7.50%, 9/28/10 ............  $   931,421
                                           -----------
TOTAL FOREIGN BONDS
   (Cost $36,070,327) ...................   34,924,502
                                           -----------

            UNITED STATES INVESTMENTS--20.59%
            UNITED STATES NOTES AND BONDS--12.45%
            US Treasury Bond:
  2,100,000   7.00%, 7/15/06 .............   2,289,529
  1,000,000   7.25%, 5/15/16 .............   1,143,438
            US Treasury Note,
  2,200,000   5.50%, 5/15/09 .............   2,225,498
                                           -----------
                                             5,658,465
                                           -----------

            TIME DEPOSITS--8.14%
            ABN Amro Bank,
  1,700,000   4.46%, 5/7/01 ..............   1,700,000
            Rabobank,
  2,000,000   4.50%, 5/7/01 ..............   2,000,000
                                           -----------
                                                           3,700,000
TOTAL UNITED STATES INVESTMENTS
   (Cost $9,444,530) .....................   9,358,465
                                           -----------
TOTAL INVESTMENTS
   (Cost $45,514,857) ...........  97.40%  $44,282,967

OTHER ASSETS IN EXCESS
   OF LIABILITIES ...............   2.60     1,181,465
                                  ------   -----------
NET ASSETS ...................... 100.00%  $45,464,432
                                  ======   ===========
--------------------------------------------------------------------------------
1 In local currency unless otherwise indicated.

 PERCENTAGE OF INVESTMENTS IN
 FOREIGN CURRENCIES
 Currency                                  % of Net Assets

   Euro ................................         42.09%
   Japanese Yen ........................         21.32
   US Dollar ...........................         20.58
   Swedish Krona .......................          8.70
   Canadian Dollar .....................          2.66
   British Pound .......................          2.05
   Other Assets in Excess of Liabilities          2.60
                                                ------
                                                100.00%
                                                ======

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                       12

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES April 30, 2001 (Unaudited)


                                                                 GLOBAL FIXED   INTERNATIONAL FIXED
                                                                  INCOME FUND           INCOME FUND
ASSETS
   Investments at value 1 ...............................         $21,500,940          $44,282,967
   Cash .................................................           3,382,049              683,326
   Foreign currency 1 ...................................              39,482              171,308
   Receivable for capital shares sold ...................                  66                   --
   Receivable for securities sold .......................             170,552                   --
   Dividend and interest receivable .....................             276,671              653,888
   Unrealized appreciation on forward foreign
     currency contracts .................................             102,600              166,008
   Prepaid expenses and other ...........................                 737                  547
                                                                  -----------          -----------
Total assets ............................................          25,473,097           45,958,044
                                                                  -----------          -----------
LIABILITIES
   Payable for securities purchased .....................             143,415                   --
   Advisory fees payable ................................              15,908                1,813
   Administration fees payable ..........................                  --               28,640
   Custody fees payable .................................              30,195               38,266
   Transfer agent fees payable ..........................                 528                  512
   Unrealized depreciation on forward foreign
     currency contracts .................................             230,294              387,933
   Accrued expenses and other ...........................              34,463               36,448
                                                                  -----------          -----------
Total liabilities .......................................             454,803              493,612
                                                                  -----------          -----------
NET ASSETS ..............................................         $25,018,294          $45,464,432
                                                                  ===========          ===========
COMPOSITION OF NET ASSETS
   Paid-in capital ......................................          27,602,206           48,041,226
   Undistributed net investment income ..................             351,616              723,123
   Accumulated net realized loss from investment
     and foreign currency transactions ..................          (2,277,923)          (1,833,837)
   Net unrealized depreciation on investments
     and foreign currencies .............................            (657,605)          (1,466,080)
                                                                  -----------          -----------
NET ASSETS ..............................................         $25,018,294          $45,464,432
                                                                  ===========          ===========
SHARES OUTSTANDING ($0.001 par value per share, unlimited
   number of shares authorized) .........................           2,891,104            5,279,019
                                                                  ===========          ===========
NET ASSET VALUE & REDEMPTION PRICE PER SHARE
   (net assets divided by shares outstanding) ...........         $      8.65          $      8.61
                                                                  ===========          ===========
--------------------------------------------------------------------------------

1 Cost of Investments and Foreign Currency                Investments  Foreign Currency
  ----------------------------------------                -----------  ----------------
  Global Fixed Income Fund ...........................    $22,042,228     $ 24,726
  International Fixed Income Fund ....................    $45,514,857     $172,392

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                       13

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS April 30, 2001 (Unaudited)


                                                                           GLOBAL FIXED INTERNATIONAL FIXED
                                                                            INCOME FUND         INCOME FUND
INVESTMENT INCOME
   Interest ..........................................................        $ 410,062         $   889,799
   Less: foreign taxes withheld ......................................           (3,944)             (2,224)
                                                                              ---------         -----------
Total investment income ..............................................          406,118             887,575
                                                                              ---------         -----------
EXPENSES
   Investment advisory fees ..........................................           41,749             113,347
   Administration fees ...............................................           20,875              56,673
   Custody fee .......................................................           31,786              45,088
   Professional fees .................................................           17,193              19,692
   Printing and shareholder reports ..................................           13,824              13,931
   Registration fees .................................................            3,971               2,359
   Director's fees ...................................................            3,234               3,247
   Miscellaneous .....................................................            3,681               3,614
                                                                              ---------         -----------
Total expenses .......................................................          136,313             257,951
Less: fee waivers and/or expense reimbursements ......................          (80,597)           (128,848)
  waivers by custodian1...............................................           (4,490)             (3,795)
                                                                              ---------         -----------
Net expenses .........................................................           51,226             125,308
                                                                              ---------         -----------
NET INVESTMENT INCOME ................................................          354,892             762,267
                                                                              ---------         -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT AND FOREIGN CURRENCY
   TRANSACTIONS
   Net realized gain (loss) from:
     Investment transactions .........................................          200,892             217,232
     Foreign currency transactions ...................................         (181,191)         (1,519,664)
   Net change in unrealized appreciation/depreciation on
     investments and foreign currencies ..............................         (343,193)            931,018
                                                                              ---------         -----------
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS
   AND FOREIGN CURRENCIES ............................................         (323,492)           (371,414)
                                                                              ---------         -----------
NET INCREASE IN NET ASSETS FROM OPERATIONS ...........................        $  31,400         $   390,853
                                                                              =========         ===========

1 One time waiver by custodian.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS


                                                               GLOBAL FIXED INCOME FUND           INTERNATIONAL FIXED INCOME FUND
                                                      FOR THE SIX               FOR THE          FOR THE SIX              FOR THE
                                                     MONTHS ENDED            YEAR ENDED         MONTHS ENDED           YEAR ENDED
                                                 APRIL 30, 2001 1      OCTOBER 31, 2000     APRIL 30, 2001 1     OCTOBER 31, 2000
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS
   Net investment income ................             $   354,892          $    589,353          $   762,267         $  1,926,304
   Net realized gain (loss) on investment
     and foreign currency transactions ..                  19,701            (3,448,571)          (1,302,432)          (4,979,078)
   Net change in unrealized appreciation/
     depreciation on investments and
     foreign currencies .................                (343,193)            1,677,169              931,018           (2,270,928)
                                                      -----------          ------------          -----------         ------------
Net increase (decrease) in net assets
   from operations ......................                  31,400            (1,182,049)             390,853           (5,323,702)
                                                      -----------          ------------          -----------         ------------
DISTRIBUTIONS TO SHAREHOLDERS
   INSTITUTIONAL CLASS
     Net investment income ..............                      --            (2,888,699)                  --           (1,140,075)
     Return of capital ..................                      --              (761,556)                  --             (365,008)
     Net realized gain from investment
        transactions ....................                      --                    --                   --                   --
                                                      -----------          ------------          -----------         ------------
TOTAL DISTRIBUTIONS .....................                      --            (3,650,255)                  --           (1,505,083)
                                                      -----------          ------------          -----------         ------------
CAPITAL SHARE TRANSACTIONS
   INSTITUTIONAL CLASS
     Proceeds from sales of shares ......              17,559,087               786,551            1,872,045            5,587,539
     Dividend reinvestments .............                      --             2,530,131                   --            1,259,549
     Cost of shares redeemed ............                (544,651)          (42,731,555)            (455,507)         (12,357,964)
                                                      -----------          ------------          -----------         ------------
Increase (decrease) in net assets from
   capital share transactions ...........              17,014,436           (39,414,873)           1,416,538           (5,510,876)
                                                      -----------          ------------          -----------         ------------
TOTAL INCREASE (DECREASE) IN NET ASSETS .              17,045,836           (44,247,177)           1,807,391          (12,339,661)
NET ASSETS
   Beginning of period ..................               7,972,458            52,219,635           43,657,041           55,996,702
                                                      -----------          ------------          -----------         ------------
   End of period ........................             $25,018,294          $  7,972,458          $45,464,432         $ 43,657,041
                                                      ===========          ============          ===========         ============
--------------------------------------------------------------------------------

1 Unaudited.

See Notes to Financial Statements.

--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 GLOBAL FIXED INCOME FUND--
 INSTITUTIONAL CLASS                         FOR THE SIX
                                            MONTHS ENDED                             FOR THE YEARS ENDED OCTOBER 31,
                                        APRIL 30, 2001 1         2000        1999       1998        1997        1996
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD ......................      $8.33        $9.72      $11.36     $10.84      $11.26      $10.99
                                                   -----        -----      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income ....................       0.12           --        0.68       0.63        0.35        0.59
   Net realized and unrealized gain
     (loss) on investments and
     foreign currencies .....................       0.20        (0.52)      (1.07)      0.45        0.01        0.12
                                                   -----        -----      ------     ------      ------      ------
Total from investment operations ............       0.32        (0.52)      (0.39)      1.08        0.36        0.71
                                                   -----        -----      ------     ------      ------      ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income ....................         --        (0.87)      (0.73)     (0.34)      (0.50)      (0.37)
   Realized capital gain from
     investment transactions ................         --           --       (0.52)     (0.22)      (0.28)      (0.07)
                                                   -----        -----      ------     ------      ------      ------
Total distributions .........................         --        (0.87)      (1.25)     (0.56)      (0.78)      (0.44)
                                                   -----        -----      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ..............      $8.65        $8.33      $ 9.72     $11.36      $10.84      $11.26
                                                   =====        =====      ======     ======      ======      ======
TOTAL INVESTMENT RETURN .....................       3.84%       (5.81)%     (3.91)%    10.58%       3.34%       6.60%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) .........................    $25,018       $7,972     $52,220    $58,422     $42,180    $149,917
   Ratios to average net assets:
     Net investment income ..................       4.23% 2,3    3.25%       6.67%      4.82%       5.30%       5.39%
     Expenses after waivers and/or
        reimbursements (includes
        interest expense paid by
        the Fund) ...........................       0.61% 2,3    0.66%         --%        --%         --%         --%
     Expenses after waivers and/or
        reimbursements (excludes
        interest expense paid by
        the Fund) ...........................       0.60% 2,3    0.60%       0.60%      0.60%       0.65%       0.75%
     Expenses before waivers and/or
        reimbursements (includes
        interest expense paid by
        the Fund) ...........................       1.57% 2,3    1.68%       1.13%      0.77%       0.77%       0.79%
   Portfolio turnover rate ..................        193%         181%        161%       182%        179%        223%

--------------------------------------------------------------------------------

1 Unaudited.
2 Annualized.
3 This ratio excludes a one time waiver by the custodian.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                       16

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS


 INTERNATIONAL FIXED INCOME FUND--
 INSTITUTIONAL CLASS                         FOR THE SIX
                                            MONTHS ENDED                            FOR THE YEARS ENDED OCTOBER 31,
                                        APRIL 30, 2001 1         2000        1999       1998        1997        1996
PER SHARE OPERATING PERFORMANCE:
NET ASSET VALUE,
   BEGINNING OF PERIOD .......................     $8.53        $9.76      $10.95     $10.16      $11.30      $11.34
                                                   -----        -----      ------     ------      ------      ------
INCOME FROM INVESTMENT OPERATIONS
   Net investment income .....................      0.14         0.36        0.21       0.51        0.20        0.86
   Net realized and unrealized gain
     (loss) on investments and
     foreign currencies ......................     (0.06)       (1.33)      (0.56)      0.65       (0.11)      (0.12)
                                                   -----        -----      ------     ------      ------      ------
Total from investment operations .............      0.08        (0.97)      (0.35)      1.16        0.09        0.74
                                                   -----        -----      ------     ------      ------      ------
DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income .....................        --        (0.26)      (0.48)     (0.27)      (0.64)      (0.66)
   Realized capital gain from
     investment transactions .................        --           --       (0.36)     (0.10)      (0.59)      (0.12)
                                                   -----        -----      ------     ------      ------      ------
Total distributions ..........................        --        (0.26)      (0.84)     (0.37)      (1.23)      (0.78)
                                                   -----        -----      ------     ------      ------      ------
NET ASSET VALUE, END OF PERIOD ...............     $8.61        $8.53      $ 9.76     $10.95      $10.16      $11.30
                                                   =====        =====      ======     ======      ======      ======
TOTAL INVESTMENT RETURN ......................      0.94%      (10.19)%     (3.53)%    11.87%       0.82%       6.82%
SUPPLEMENTAL DATA AND RATIOS:
   Net assets, end of period
     (000s omitted) ..........................   $45,464      $43,657     $55,997    $19,521     $27,937     $21,155
   Ratios to average net assets:
     Net investment income ...................      3.36% 2,3    3.75%       3.53%      4.36%       5.00%       5.41%
     Expenses after waivers and/or
        reimbursements (includes
        interest expense paid by
        the Fund) ............................      0.55% 2,3    0.55%         --%        --%         --%         --%
     Expenses after waivers and/or
        reimbursements (excludes
        interest expense paid by
        the Fund) ............................      0.55% 2,3    0.55%       0.55%      0.57%       0.65%       0.75%
     Expenses before waivers and/or
        reimbursements (includes
        interest expense paid by
        the Fund) ............................      1.12% 2,3    1.08%       1.70%      1.08%       1.06%       1.03%
   Portfolio turnover rate ...................        72%         181%        140%       181%        174%        235%

--------------------------------------------------------------------------------

1 Unaudited.
2 Annualized.
3 This ratio excludes a one time waiver by the custodian.

See Notes to Financial Statements.

--------------------------------------------------------------------------------
                                       17

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 1--ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

A. ORGANIZATION
Morgan Grenfell Investment Trust (the 'Trust') was organized as a Delaware business trust on September 13, 1993. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust currently consists of fifteen separate investment portfolios. The accompanying financial statements and notes thereto relate to Global Fixed Income Fund and International Fixed Income Fund (each a 'Fund' and collectively, the 'Funds'). The Funds' prospectus provides a description of each Fund's investment objectives, policies and strategies. The Funds began operations on the following dates:

                                           Commencement
Fund                                      of Operations
----                                    ---------------
Global Fixed Income                     January 4, 1994
International Fixed Income               March 15, 1994

B. VALUATION OF SECURITIES
Each Fund's investments listed or traded on national stock exchanges or other domestic or foreign exchanges are valued based on the closing price of the security traded on that exchange prior to the time when each Fund's assets are valued. Short-term debt securities are valued at market value until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized cost using their value on the 61st day. All other securities and other assets are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Board of Trustees.

C. SECURITIES TRANSACTIONS AND INTEREST INCOME
Securities transactions are accounted for on a trade date basis. Dividend income, less foreign taxes withheld, if any, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Interest income is recorded on the accrual basis and includes amortization of premium and accretion of discount on investments. Expenses are recorded as incurred. Realized gains and losses from securities transactions are recorded on the identified cost basis.

In November 2000, a revised AICPA Audit and Accounting Guide, Audits of Investment Companies, was issued, and is effective for fiscal years beginning after December 15, 2000. The revised Guide will require the Funds to amortize premium and discount on all fixed-income securities Management expects that there will be no impact to the Funds as a result of the adoption of these principles to the Funds' financial statements.

D. DISTRIBUTIONS
It is each Fund's policy to declare and distribute dividends at least annually to shareholders from net investment income. Dividends and distributions payable to shareholders are recorded by each Fund on the ex-dividend date. Distributions of net realized short-term and long-term capital gains, if any, earned by each Fund are made at least annually to the extent they exceed capital loss carryforwards.

E. REPURCHASE AGREEMENTS
Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's investment advisor, subject to the seller's agreement to repurchase such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the respective Fund's custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the respective Fund requires the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the respective Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of a default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

Each Fund may enter into tri-party repurchase agreements with broker-dealers and domestic banks. The third party, which is the broker's custodial bank, holds the collateral in a separate account until the repurchase

--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

agreement matures. The agreement ensures that the collateral's market value, including any accrued interest, is adequate to cover the agreement if the broker defaults.

F. FOREIGN CURRENCY TRANSLATION
The books and records of the Trust are maintained in US dollars. All assets and liabilities initially expressed in foreign currencies are converted into US dollars at prevailing exchange rates. Purchases and sales of investment securities, dividend and interest income and certain expenses are translated at the rates of exchange prevailing on the respective dates of such transactions.

The Funds do isolate the effect of fluctuations in foreign currency rates when determining the gain or loss upon sale or maturity of foreign currency denominated debt obligations pursuant to the Federal income tax regulations. Such amounts are categorized as foreign currency gain or loss for both financial reporting and income tax reporting purposes.

The Funds report gains and losses on foreign currency related transactions as realized and unrealized gains and losses for financial reporting purposes, whereas such gains and losses, to the extent realized, are treated as ordinary income or loss for federal income tax purposes.

G. FORWARD FOREIGN CURRENCY CONTRACTS
Each Fund may enter into forward foreign currency contracts for the purpose of settling specific purchases or sales of securities denominated in a foreign currency or with respect to the Fund's investments. The net US dollar value of foreign currencies underlying all contractual commitments held by each Fund and the resulting unrealized appreciation or depreciation are determined using prevailing exchange rates. With respect to forward foreign currency contracts, losses in excess of amounts recognized in the Statement of Assets and Liabilities may arise due to changes in the value of the foreign currencies or if the counterparty does not perform under the contract.

H. OPTION CONTRACTS
Upon the purchase of a put option or a call option by the Funds, the premium paid is recorded as an investment and marked-to-market daily to reflect the current market value. When a purchased option expires, each Fund will realize a loss in the amount of the cost of the option. When each Fund enters into a closing sale transaction, the Fund will realize a gain or loss depending on whether the sale proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security which the Fund purchases upon exercise will be increased by the premium originally paid.

I. FEDERAL INCOME TAXES
It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

Each Fund may periodically make reclassifications among certain of its capital accounts as a result of differences in the characterization and allocation of certain income and capital gain distributions determined annually in accordance with federal tax regulations that may differ from accounting principles generally accepted in the United States.

The Funds may be subject to taxes imposed by countries in which they invest with respect to their investments in issuers existing or operating in such countries. Such taxes are generally based on either income earned or repatriated and/or capital gains realized on sale of such investments. The Funds accrue such taxes when the related income is or gains are earned.

Global Fixed Income Fund has capital loss carryovers of $975,149 and $1,314,617, expiring October 31, 2007 and October 31, 2008, respectively.

International Fixed Income Fund has capital loss carryovers of $43,169 and $51,251, expiring October 31, 2007 and October 31, 2008, respectively.

--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

J. CASH
Deposits held at Brown Brother's Harriman ('BBH'), the Fund's custodian, in a variable rate account are classified as cash. At April 30, 2001 the interest rate was 6.03%, which resets on a periodic basis. Amounts on deposit are generally available on the same business day.

K. OTHER
The Trust accounts separately for the assets, liabilities, and operations of each of its funds. Expenses directly attributable to a fund are charged to the fund, while expenses that are attributable to the Trust are allocated among the funds in the Trust.

L. ESTIMATES
The preparation of financial statements in conformity with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts in the financial statements. Actual results could differ from those estimates.

NOTE 2--FEES AND TRANSACTIONS WITH AFFILIATES
Under an advisory agreement with the Trust, Deutsche Asset Management Investment Services Ltd. ('DeAMIS' or the 'Investment Advisor') is the investment advisor to these Funds. Under the agreement, DeAMIS receives on a monthly basis, a fee at an annual rate of 0.50% based on the average daily net assets of each Fund.

The Investment Advisor and Administrator have contractually agreed to reduce their advisory fees and reimburse each Fund through February 28, 2002, to the extent necessary, to limit each Fund's operating expenses to a specified percentage of its average daily net assets as follows:

Global Fixed Income Fund 0.60%
International Fixed Income Fund 0.55%

By an agreement dated August 27, 1998, the Trust entered into an administration agreement with Deutsche Asset Management, Inc. ('DeAM, Inc.' or the 'Administrator') an indirect wholly-owned subsidiary of Deutsche Bank AG, pursuant to which the Administrator will receive, on a monthly basis, a fee at an annual rate of 0.25% based upon the average daily net assets of each Fund.

The Administrator generally assists in all matters relating to the administration of the Funds, including the coordination and monitoring of any third parties furnishing services to the Funds, preparation and maintenance of financial accounting records, and the provision of necessary office space, equipment and personnel to perform administrative and clerical functions. The Administrator is also responsible for engaging an accounting agent, custodian and transfer agent for the Fund's operations. Fees for services rendered by the accounting agent and the transfer agent are paid by the Administrator and not the Fund. The Trust has entered into an agreement with Investment Company Capital Corp. ('ICCC'), an indirect wholly-owned subsidiary of Deutsche Bank AG, to provide transfer agency services to the Trust.

Beginning on January 10, 2001, ICCC began providing accounting services to the Global Fixed Income Fund for which the Administrator pays ICCC an annual fee that is calculated daily and paid monthly based on the Fund's average daily net assets.

Certain officers of the Trust are affiliated with the Administrator or the Investment Advisor. These people are not compensated by the Trust for serving in this capacity.

The Funds were participants in a revolving credit facility with Fleet National Bank in the amount of $50,000,000, which expires on March 26, 2002. A commitment fee on the average daily amount of the available commitment is payable on a quarterly basis and apportioned among all participants based on net assets. During the six months ended April 30, 2001, the participating Funds incurred commitment fees under

--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

the agreement which have been allocated to each Fund based on their relative net assets. The following is a summary of borrowings made during the six months ended April 30, 2001:
                                                       Weighted
                              Maximum                   Average
                               Amount    Interest      Interest
                             Borrowed        Paid          Rate
                             --------    --------      --------
International Fixed
  Income Fund                $950,000        $172         6.52%

NOTE 3--PURCHASES AND SALES OF INVESTMENT SECURITIES
The aggregate cost of purchases and proceeds from sales of investments, other than short-term obligations, for the six months ended April 30, 2001, were as follows:

                             Purchases         Sales
                             ---------         -----
Global Fixed
  Income Fund              $48,519,374      $33,910,500
International Fixed
  Income Fund               59,955,804       58,070,665

For federal income tax purposes, the tax basis of investments held, aggregate gross unrealized appreciation and aggregate gross unrealized depreciation for all investments were as follows on April 30, 2001:

                                 Tax       Unrealized        Unrealized
                                Cost     Appreciation      Depreciation
                         -----------     ------------      ------------
Global Fixed
  Income Fund            $22,042,228         $ 85,178      $  626,466
International Fixed
  Income Fund             45,514,857          339,443       1,571,332

NOTE 4--CAPITAL SHARE TRANSACTIONS
At April 30, 2001, there were an unlimited number of shares authorized. Transactions in capital shares were as follows:


                                                                   Global Fixed Income Fund
                     ----------------------------------------------------------------------
                           For the Six Months Ended                      For the Year Ended
                                   April 30, 2001 1                        October 31, 2000
                     ------------------------------       ---------------------------------
                        Shares               Amount             Shares               Amount
                     ---------          -----------         ----------         ------------
Sold                 1,995,490          $17,559,087             85,018         $    786,551
Reinvested                  --                   --            286,538            2,530,131
Redeemed               (61,617)            (544,651)        (4,782,344)         (42,731,555)
                     ---------          -----------         ----------         ------------
Net increase
  (decrease)         1,933,873          $17,014,436         (4,410,788)        $(39,414,873)
                     =========          ===========         ==========         ============


                                                         International Fixed Income Fund
                     -------------------------------------------------------------------
                        For the Six Months Ended                      For the Year Ended
                                April 30, 2001 1                        October 31, 2000
                     ---------------------------         -------------------------------
                      Shares              Amount             Shares               Amount
                     -------          ----------         ----------         ------------
Sold                 214,328          $1,872,045            622,553         $  5,587,539
Reinvested                --                  --            133,568            1,259,549
Redeemed             (52,753)           (455,507)        (1,377,309)         (12,357,964)
                     -------          ----------         ----------         ------------
Net increase
  (decrease)         161,575          $1,416,538           (621,188)        $ (5,510,876)
                     =======          ==========         ==========         ============

--------------------------------------------------------------------------------

1 Unaudited.

--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 5--OPEN FORWARD FOREIGN CURRENCY CONTRACTS
On April 30, 2001, the Global Fixed Income Fund had the following open forward foreign currency contracts outstanding:


                                                                                                        Unrealized
                                                                                                     Appreciation/
                                                                                       Contract     (Depreciation)
Contracts to Deliver                  In Exchange For      Settlement Date          Value (US$)              (US$)
------------------------------------------------------------------------------------------------------------------
Sales
------------------------------------------------------------------------------------------------------------------
Euro                  680,000    US Dollar        619,276       5/21/01                602,853             $16,423
Euro                  850,000    US Dollar        762,093       5/21/01                753,566               8,527
Japanese Yen       50,000,000    US Dollar        410,516       5/21/01                404,744               5,772
Japanese Yen       31,550,000    US Dollar        274,503       5/21/01                255,393              19,110
Swedish Krona      11,200,000    US Dollar      1,142,706       5/21/01              1,090,446              52,260
------------------------------------------------------------------------------------------------------------------
                                                                                   Total Sales           $ 102,092
------------------------------------------------------------------------------------------------------------------
Purchases
------------------------------------------------------------------------------------------------------------------
Canadian Dollar       580,000    US Dollar        380,328       5/18/01                377,486              (2,842)
Euro                  600,000    US Dollar        539,838       5/21/01                531,929              (7,909)
Euro                  100,000    US Dollar         92,921       5/21/01                 88,655              (4,266)
Euro                  953,000    US Dollar        877,046       5/21/01                844,880             (32,166)
Euro                  220,000    US Dollar        200,468       5/21/01                195,041              (5,428)
Euro                  570,000    US Dollar        525,546       5/21/01                505,332             (20,213)
Euro                1,360,000    US Dollar      1,255,525       5/21/01              1,205,705             (49,820)
Euro                  140,000    US Dollar        123,609       5/21/01                124,117                 508
British Pound         450,000    US Dollar        655,245       5/21/01                643,869             (11,376)
Japanese Yen       55,000,000    US Dollar        481,527       5/21/01                445,218             (36,309)
Japanese Yen      257,000,000    US Dollar      2,125,724       5/21/01              2,080,382             (45,342)
Swedish Krona       2,505,000    US Dollar        258,514       5/21/01                243,890             (14,623)
------------------------------------------------------------------------------------------------------------------
                                                                               Total Purchases           $(229,786)
------------------------------------------------------------------------------------------------------------------
                                                             Total Net Unrealized Depreciation           $(127,694)
------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

On April 30, 2001, the International Fixed Income Fund had the following open forward foreign currency contracts outstanding:


                                                                                                        Unrealized
                                                                                                     Appreciation/
                                                                                       Contract     (Depreciation)
Contracts to Deliver                  In Exchange For      Settlement Date          Value (US$)              (US$)
------------------------------------------------------------------------------------------------------------------
Sales
------------------------------------------------------------------------------------------------------------------
Canadian Dollar     2,300,000    US Dollar      1,496,519          5/15/01           1,497,338            $   (819)
Euro                  500,000    US Dollar        460,950          5/15/01             443,664              17,284
Euro               50,000,000    US Dollar         71,592          5/15/01              70,986                 606
Euro               31,550,000    US Dollar        532,180          5/15/01             523,524               8,656
Euro               11,200,000    US Dollar        487,190          5/15/01             488,031                (841)
Japanese Yen      110,000,000    US Dollar        902,542          5/15/01             891,651              10,891
Swedish Krona      21,040,000    US Dollar      2,110,331          5/15/01           2,052,416              57,915
Swedish Krona      21,000,000    US Dollar      2,116,018          5/15/01           2,048,514              67,505
------------------------------------------------------------------------------------------------------------------
                                                                                   Total Sales            $161,197
------------------------------------------------------------------------------------------------------------------
Purchases
------------------------------------------------------------------------------------------------------------------
Australian Dollar   1,300,000    US Dollar        677,300          5/15/01             663,214             (14,086)
Australian Dollar   1,100,000    US Dollar        558,030          5/15/01             561,181               3,151
Euro                4,560,000    US Dollar      4,130,448          5/15/01           4,046,221             (84,227)
Euro                2,500,000    US Dollar      2,307,825          5/15/01           2,218,323             (89,502)
Euro                  300,000    US Dollar        270,330          5/15/01             266,199              (4,131)
Euro                1,050,000    US Dollar        944,790          5/15/01             931,696             (13,094)
British Pound       1,760,000    US Dollar      2,539,064          5/15/01           2,516,846             (22,218)
Japanese Yen      195,500,000    US Dollar      1,700,000          5/15/01           1,584,707            (115,293)
Japanese Yen      565,000,000    US Dollar      4,623,568          5/15/01           4,579,845             (43,722)
------------------------------------------------------------------------------------------------------------------
                                                                               Total Purchases           $(383,122)
------------------------------------------------------------------------------------------------------------------
                                                             Total Net Unrealized Depreciation           $(221,925)
------------------------------------------------------------------------------------------------------------------

NOTE 6--CALL AND PUT OPTIONS
Call and Put Options written and related premiums received during the period for the Global Fixed Income Fund were as follows:


                                                             Calls--Actual                           Puts--Actual
-------------------------------------------------------------------------------------------------------------------
                                           Contracts              Premiums           Contracts           Premiums
-------------------------------------------------------------------------------------------------------------------
Options outstanding, October 31, 2000             --                    --                  --                 --
Options written                            2,520,000                12,222                  --                 --
Options closed                                    --                    --                  --                 --
Options expired                           (2,520,000)              (12,222)                 --                 --
Options exercised                                 --                    --                  --                 --
-------------------------------------------------------------------------------------------------------------------
Options outstanding, April 30, 2001               --                    --                  --                 --
-------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                       23

Global and International Fixed Income Funds
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS (Unaudited)

NOTE 7--RISKS OF INVESTING IN FOREIGN SECURITIES
Each Fund invests in foreign securities. Investing in foreign companies and foreign governments involves special risks and considerations not typically associated with investing in securities of US companies and the US government. These risks include devaluation of currencies and future adverse political and economic developments. Moreover, securities of many foreign companies and foreign governments and their markets may be less liquid and their prices more volatile than those of securities of comparable US companies and the US government. This is particularly true with respect to emerging markets in developing countries.

NOTE 8--CONCENTRATION OF OWNERSHIP
From time to time the Fund may have a concentration of several shareholders holding a significant percentage of shares outstanding. Investment activities of these shareholders could have a material impact on the Fund.

As of April 30, 2001, there were two shareholders who individually held greater than 10% of the outstanding shares of the Global Fixed Income Fund and one shareholder who individually held greater than 10% of the outstanding shares of the International Fixed Income Fund.

NOTE 9--SUBSEQUENT EVENTS
Effective May 8, 2001, ICCC will serve as the Fund Accounting Agent for the International Fixed Income Fund.

On May 24, 2001, the Board of Trustees approved a change in the Trusts' Administrator from DeAM, Inc. to ICCC. The effective date of this change has not yet been determined.

--------------------------------------------------------------------------------

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

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

For information on how to invest, shareholder account information and current price and yield information, please contact your relationship manager or write to:
                    DEUTSCHE ASSET MANAGEMENT SERVICE CENTER
                                    PO BOX 219210
                                    KANSAS CITY, MO 64121-9210
or call toll-free:                  1-800-730-1313

This report must be preceded or accompanied by a current prospectus for the Fund.

Deutsche Asset Management is the marketing name in the US for the asset management activities of Deutsche Bank AG, Deutsche Fund Management, Inc., Bankers Trust Company, Deutsche Banc Alex. Brown Inc., Deutsche Asset Management, Inc., and Deutsche Asset Management Investment Services Limited.

Global Fixed Income Fund                                        CUSIP #61735K208
International Fixed Income Fund                                 CUSIP #61735K505
                                                                  INTFISA (6/01)
Distributed by:
ICC Distributors, Inc.